UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment 		[   ];	Amendment Number:
This Amendment (check only one.):	[   ]	is a restatement.
					[   ]	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		TrueNorth, Inc.
Address:	8200 E 32nd St N Ste 100
		Wichita, KS  67226

13F File Number: 028-13377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

It has come to our attention that our firm was required to file Form 13F HR prior to 12/31/2008. As a result, Form 13F HR for dates prior to 12/31/2008 are being submitted to bring our filings current.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Margaret E. Hornbeck
Title:		Senior Vice President & Chief Compliance Officer
Phone:		316-266-6573

Signature,		    Place,		and Date of Signing:

Margaret E. Hornbeck	    Wichita, KS		February 18, 2009

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	      0
Form 13F Information Table Entry Total:	     68
Form 13F Information Table Value Total:	$85,229 (thousands)

List of Other Included Managers:
NONE

                                     TITLE OF                  VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER     VOTING AUTHORITY
        NAME OF ISSUER                 CLASS           CUSIP   (X$1000) PRN AMT PRN CALL DSCRETN  MANAGERS   SOLE  SHARED  NONE
        --------------               --------          -----   -------- ------- --- ---- -------  --------   ----  ------  ----
Core Laboratories N V           COM                 N22717107      502     4950 SH      SOLE                 4,950       0     0
AT&T Inc.                       COM                 00206R102     1805    65256 SH      SOLE                62,416       0  2840
AFLAC Inc                       COM                   1055102      370     6290 SH      SOLE                 5,950       0   340
Abbott Labs                     COM                   2824100     1620    28300 SH      SOLE                27,000       0  1300
Apache Corp                     COM                  37411105      893     8562 SH      SOLE                 7,722       0   840
Apple Inc                       COM                  37833100      607     5340 SH      SOLE                 5,190       0   150
Bank Of America Corporation     COM                  60505104     2190    62558 SH      SOLE                62,558       0     0
Baxter Intl Inc                 COM                  71813109      722    11000 SH      SOLE                10,500       0   500
Berkshire Hathaway Inc Cl A     CL A                 84670108      653        5 SH      SOLE                     5       0     0
Berkshire Hathaway Inc Cl B     CL B                 84670207     7217     1656 SH      SOLE                 1,563       0    93
Burlingtn Northern Santa Fe C   COM                 12189T104     2495    27181 SH      SOLE                26,011       0  1170
CVS Caremark Corporation        COM                 126650100      621    18600 SH      SOLE                17,840       0   760
Caterpillar Inc Del             COM                 149123101     1179    19915 SH      SOLE                18,955       0   960
Chevron Corp New                COM                 166764100     1088    13271 SH      SOLE                12,871       0   400
Coca Cola Company               COM                 191216100      737    13930 SH      SOLE                12,970       0   960
Conocophillips                  COM                 20825C104     1522    20953 SH      SOLE                20,183       0   770
Costco Whsl Corp New            COM                 22160K105      429     6610 SH      SOLE                 6,310       0   300
Covance Inc                     COM                 222816100      349     3950 SH      SOLE                 3,730       0   220
Disney Walt Co                  COM                 254687106     1375    45133 SH      SOLE                43,313       0  1820
Encana Corp                     COM                 292505104      799    12280 SH      SOLE                11,770       0   510
Exelon Corporation              COM                 30161N101     1196    19100 SH      SOLE                18,800       0   300
Exxon Mobil Corporation         COM                 30231G102     3217    41426 SH      SOLE                41,426       0     0
Flir Systems Inc                COM                 302445101      612    15920 SH      SOLE                15,320       0   600
Firstenergy Corp                COM                 337932107      335     5000 SH      SOLE                 5,000       0     0
Freeport-McMoRan Copper & Gold  COM                 35671D857      493     8665 SH      SOLE                 8,355       0   310
General Dynamics Corp           COM                 369550108     1305    17870 SH      SOLE                16,800       0  1070
General Electric Company        COM                 369604103      606    23750 SH      SOLE                23,750       0     0
Genzyme Corp Genl               COM                 372917104      816    10090 SH      SOLE                 9,530       0   560
Gilead Sciences Inc             COM                 375558103      698    15300 SH      SOLE                14,820       0   480
Goldcorp Inc New                COM                 380956409     1109    35070 SH      SOLE                32,630       0  2440
Halliburton Co Hldg Co          COM                 406216101      929    28950 SH      SOLE                27,530       0  1420
Helmerich & Payne Inc           COM                 423452101      621    14500 SH      SOLE                14,000       0   500
Hewlett-Packard Company         COM                 428236103     1503    32870 SH      SOLE                31,210       0  1660
Honeywell Intl Inc              COM                 438516106     1031    25083 SH      SOLE                23,783       0  1300
International Business Machine  COM                 459200101      471     4024 SH      SOLE                 4,024       0     0
iShares Tr DJ Sel Div Inx       DJ SEL DIV INX      464287168     2937    55333 SH      SOLE                47,803       0  7530
iShares Tr Barclays TIPS Bd Fd  BARCLYS TIPS BD     464287176     5378    53805 SH      SOLE                53,805       0     0
iShares Tr IBOXX Corp Bond Fd   IBOXX INV CPBD      464287242     2795    31672 SH      SOLE                31,672       0     0
iShares Tr Barclays 1-3 Yr Tre  BARCLYS 1-3 YR      464287457     2095    25225 SH      SOLE                25,225       0     0
Johnson & Johnson               COM                 478160104     2839    41182 SH      SOLE                39,122       0  2060
Kansas City Southern Ind        COM NEW             485170302      994    22410 SH      SOLE                21,210       0  1200
Market Vectors Gold Miners ETF  GOLD MINER ETF      57060U100      762    22560 SH      SOLE                20,940       0  1620
McDonalds Corp                  COM                 580135101     1172    18988 SH      SOLE                18,168       0   820
Medtronic Inc                   COM                 585055106     1351    27160 SH      SOLE                25,860       0  1300
Microsoft Corp                  COM                 594918104      598    22396 SH      SOLE                21,296       0  1100
Molson Coors Brewing Co Cl B    CL B                60871R209      618    13220 SH      SOLE                12,560       0   660
Nike Inc Cl B                   CL B                654106103     1584    23850 SH      SOLE                22,730       0  1120
Norfolk Southern Corp           COM                 655844108     1109    16860 SH      SOLE                16,310       0   550
Northern Trust Corp             COM                 665859104      409     5660 SH      SOLE                 5,370       0   290
OGE Energy Corp Hldg Co         COM                 670837103      278     9000 SH      SOLE                 9,000       0     0
Panera Bread Co Cl A            CL A                69840W108      402     7900 SH      SOLE                 7,400       0   500
Pepsico Incorporated            COM                 713448108      218     3062 SH      SOLE                 3,062       0     0
Petrobras Brasileiro Sa Petro   SPONSORED ADR       71654V408      532    12110 SH      SOLE                11,640       0   470
Procter & Gamble Co             COM                 742718109     1447    20886 SH      SOLE                19,886       0  1000
Qualcomm Inc                    COM                 747525103     1058    24730 SH      SOLE                23,480       0  1250
Rayonier Inc                    COM                 754907103      292     6165 SH      SOLE                 6,165       0     0
Rohm & Haas Co                  COM                 775371107     1542    22123 SH      SOLE                21,463       0   660
SPDR Trust Ser 1                UNIT SER 1          78462F103      346     2985 SH      SOLE                 2,985       0     0
Schlumberger Ltd                COM                 806857108      231     2960 SH      SOLE                 2,620       0   340
Select Sector Consumer Staples  SBI CONS STPLS      81369Y308     5189   187998 SH      SOLE                176,57       0 11420
Select Sector Utilities SPDR T  SBI INT-UTILS       81369Y886      217     6540 SH      SOLE                 6,540       0     0
Stryker Corp                    COM                 863667101      553     8875 SH      SOLE                 8,375       0   500
Travelers Companies Inc         COM                 89417E109      663    14939 SH      SOLE                13,799       0  1140
UMB Financial Corp              COM                 902788108      945    18000 SH      SOLE                18,000       0     0
United Technologies Corp        COM                 913017109     1147    19280 SH      SOLE                18,360       0   920
V F Corp                        COM                 918204108     1307    17040 SH      SOLE                16,240       0   800
Wal-Mart Stores Inc             COM                 931142103     1134    18930 SH      SOLE                17,850       0  1080
XTO Energy Inc.                 COM                 98385X106      972    20904 SH      SOLE                20,184       0   720